Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000133119 | Health Care
Holdings [Line Items]
Percent of Total Investments	98.50%
C000133119 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.40%
C000133119 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000133120 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.90%
C000133120 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000133120 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.20%
C000133120 | Industrials
Holdings [Line Items]
Percent of Total Investments	44.20%
C000133120 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.50%
C000133120 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.20%
C000133120 | Energy
Holdings [Line Items]
Percent of Total Investments	1.60%
C000133120 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000133121 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.00%
C000133121 | Information Technology
Holdings [Line Items]
Percent of Total Investments	26.10%
C000133121 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.20%
C000133121 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000133121 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.20%
C000133121 | Communication Services
Holdings [Line Items]
Percent of Total Investments	18.80%
C000133121 | Financials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000133122 | Information Technology
Holdings [Line Items]
Percent of Total Investments	37.90%
C000133122 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.20%
C000133122 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.80%
C000133122 | Communication Services
Holdings [Line Items]
Percent of Total Investments	22.10%
C000133122 | Financials
Holdings [Line Items]
Percent of Total Investments	24.00%
C000209702 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.40%
C000209702 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000209702 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000209702 | Communication Services
Holdings [Line Items]
Percent of Total Investments	19.10%
C000209702 | Financials
Holdings [Line Items]
Percent of Total Investments	44.10%
C000209702 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000226276 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.50%
C000226276 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.30%
C000226276 | Industrials
Holdings [Line Items]
Percent of Total Investments	61.40%
C000226276 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
C000226276 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.00%
C000226276 | Equity Fund
Holdings [Line Items]
Percent of Total Investments	0.90%
C000164426 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.30%
C000164426 | Information Technology
Holdings [Line Items]
Percent of Total Investments	28.00%
C000164426 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	6.00%
C000164426 | Industrials
Holdings [Line Items]
Percent of Total Investments	40.70%
C000164426 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.80%
C000164426 | Materials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000164426 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.10%
C000164427 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.30%
C000164427 | Information Technology
Holdings [Line Items]
Percent of Total Investments	51.40%
C000164427 | Financials (Money Market Fund)
Holdings [Line Items]
Percent of Total Investments	0.80%
C000164427 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.80%
C000164427 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000164427 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.50%
C000164427 | Financials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000164427 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%